Consolidated Statements of Cash Flows - Supplemental Disclosure - Reconciliation of liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bonds Payable.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 36,107	$ 35,538	$ 35,227
Cash flows	(777)
Non-cash changes:
Accretion	473	156	140
Cumulative translation adjustments	742	413	171
Ending balance	36,545	36,107	35,538
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	314	706	767
Cash flows	(408)	(414)	(378)
Non-cash changes:
Additions	313		295
Accretion	28	20	28
Cumulative translation adjustments	6	2	(6)
Reclassification to asset held for sale	$ (253)
Ending balance		$ 314	$ 706